UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------

Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
         -----------------------------------------------------------------------
         ST. HELENA,  CA 94574
         -----------------------------------------------------------------------

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
       -------------------------------------------------------------------------
Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
---------------------       ----------------------------------------------------
[Repeat as necessary.]

AS OF 06/30/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          --------------

Form 13F Information Table Entry Total:         67
                                          --------------

Form 13F Information Table Value Total:      $ 205,118
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



AS OF 6/30/07

NAME OF                                      MARKET       TOTAL
ISSUER           SYMBOL  CLASS    CUSIP       VALUE       SHARES           6/30/07 PRICE          DISCRETION     VOTING AUTH
------           ------  -----    -----    ----------    --------         -------------          ----------     -----------
ABBOTT LABS        ABT   com     00282410    $ 4,836       90,317             $ 53.55                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
AMGEN INC          AMGN  com     03116210    $ 1,616       29,233             $ 55.29                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
ALLTEL CORP        AT    com     02003910    $ 6,220       92,078             $ 67.55                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
AMERICAN EXPRESS   AXP   com     02581610      $ 232        3,800             $ 61.18                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BANK OF AMERICA    BAC   com     06050510    $ 2,635       53,896             $ 48.89                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BECTON DICKINSON   BDX   com     07588710      $ 343        4,600             $ 74.50                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BROWN-FORMAN -B    BF/B  com     11563720    $ 5,996       82,042             $ 73.08                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BRISTOL-MYER SQB   BMY   com     11012210      $ 278        8,800             $ 31.56                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BURLINGTON NORTH   BNI   com     12189T10      $ 604        7,100             $ 85.14                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BAUSCH & LOMB      BOL   com     07170710      $ 270        3,893             $ 69.44                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BP PLC-ADR         BP    com     05562210      $ 745       10,332             $ 72.14                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BRE PROPERTIES     BRE   com     05564E10    $ 2,892       48,769             $ 59.29                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
BERKSHIRE HATH-B   BRK/B com     08467020      $ 433          120       $    3,605.00                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CITIGROUP INC      C     com     17296710    $ 2,550       49,716             $ 51.29                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CATERPILLAR INC    CAT   com     14912310    $ 2,472       31,567             $ 78.30                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CHUBB CORP         CB    com     17123210      $ 308        5,696             $ 54.14                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CBS CORP-B         CBS   com     12485720    $ 3,184       95,573             $ 33.32                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CITADEL BROADCAS   CDL   com     17285T10       $ 69       10,720              $ 6.45                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CHEVRON CORP       CVX   com     16676410    $ 5,283       62,717             $ 84.24                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
DOMINION RES/VA    D     com     25746U10    $ 2,515       29,139             $ 86.31                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
DEERE & CO         DE    com     24419910      $ 588        4,870            $ 120.74                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
DISNEY (WALT) CO   DIS   com     25468710    $ 4,773      139,817             $ 34.14                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CONS EDISON INC    ED    com     20911510      $ 244        5,400             $ 45.12                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
EQUIFAX INC        EFX   com     29442910    $ 1,097       24,706             $ 44.42                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
EQUITY ONE INC     EQY   com     29475210    $ 2,238       87,591             $ 25.55                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
ENTERCOM COMM-A    ETM   com     29363910    $ 4,428      177,922             $ 24.89                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
FIRSTENERGY CORP   FE    com     33793210    $ 1,956       30,216             $ 64.73                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
FIRST LITCH FIN    FLFL  com     32072410      $ 726       38,185             $ 19.00                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
FANNIE MAE         FNM   com     31358610      $ 581        8,900             $ 65.33                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
FPL GROUP INC      FPL   com     30257110    $ 1,509       26,597             $ 56.74                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
GENERAL ELECTRIC   GE    com     36960410    $ 8,671      226,522             $ 38.28                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
GRACO INC          GGG   com     38410910      $ 754       18,715             $ 40.28                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
IBM                IBM   com     45920010    $ 2,955       28,072            $ 105.25                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
JOHNSON&JOHNSON    JNJ   com     47816010   $ 17,499      283,984             $ 61.62                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
JPMORGAN CHASE     JPM   com     46625H10    $ 2,628       54,237             $ 48.45                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
KRAFT FOODS INC    KFT   com     50075N10    $ 5,177      146,867             $ 35.25                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
KIMCO REALTY       KIM   com     49446R10    $ 3,182       83,591             $ 38.07                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
KIMBERLY-CLARK     KMB   com     49436810    $ 1,142       17,074             $ 66.89                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
COCA-COLA CO       KO    com     19121610    $ 4,328       82,730             $ 52.31                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
LABORATORY CP      LH    com     50540R40    $ 2,779       35,515             $ 78.26                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
ELI LILLY & CO     LLY   com     53245710    $ 1,626       29,100             $ 55.88                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
LOWE'S COS INC     LOW   com     54866110      $ 289        9,424             $ 30.69                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
MASCO CORP         MAS   com     57459910    $ 3,144      110,440             $ 28.47                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
MCDONALDS CORP     MCD   com     58013510    $ 2,020       39,800             $ 50.76                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
3M CO              MMM   com     88579Y10    $ 1,556       17,934             $ 86.79                 sole          none
-------------------      ---------------------------- ---         ---------------------------------------------------------
-------------------      ---------------------------- ---         ---------------------------------------------------------
ALTRIA GROUP INC   MO    com     02209S10   $ 14,914      212,627             $ 70.14                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
OXFORD INDS INC    OXM   com     69149730    $ 6,803      153,429             $ 44.34                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
PEPSICO INC        PEP   com     71344810    $ 7,888      121,632             $ 64.85                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
PROCTER & GAMBLE   PG    com     74271810    $ 1,017       16,626             $ 61.19                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
PROGRESS ENERGY    PGN   com     74326310    $ 2,392       52,475             $ 45.59                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
PROGRESSIVE CORP   PGR   com     74331510    $ 1,986       83,000             $ 23.93                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
PROV & WOR RR      PWX   com     74373710      $ 193       10,000             $ 19.34                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
SCANA CORP         SCG   com     80589M10    $ 3,342       87,280             $ 38.29                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
ISTAR FINANCIAL    SFI   com     45031U10      $ 257        5,800             $ 44.33                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
EW SCRIPPS-CL A    SSP   com     81105420      $ 313        6,858             $ 45.69                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
SUNTRUST BANKS     STI   com     86791410      $ 240        2,800             $ 85.74                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
CONSTELLATION-A    STZ   com     21036P10      $ 267       11,011             $ 24.28                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
AT&T INC           T     com     00206R10    $ 2,254       54,323             $ 41.50                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
THOR INDUSTRIES    THO   com     88516010      $ 518       11,474             $ 45.14                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
T ROWE PRICE GRP   TROW  com     74144T10    $ 1,923       37,055             $ 51.89                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
UST INC            UST   com     90291110    $ 3,133       58,337             $ 53.71                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
VERIZON COMMUNIC   VZ    com     92343V10    $ 3,871       94,033             $ 41.17                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
WESTAMERICA BANC   WABC  com     95709010    $ 6,312      142,686             $ 44.24                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
WINDSTREAM CORP    WIN   com     97381W10    $ 1,714      116,098             $ 14.76                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
WEINGARTEN RLTY    WRI   com     94874110    $ 3,730       90,750             $ 41.10                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
WYETH              WYE   com     98302410    $ 9,158      159,721             $ 57.34                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------
EXXON MOBIL CORP   XOM   com     30231G10   $ 13,516      161,135             $ 83.88                 sole          none
-------------------      --------------------------------------------------------------------------------------------------
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                                           $ 205,118
-------------------      --------------------------------------------------------------------------------------------------
-------------------      --------------------------------------------------------------------------------------------------